Accounts Receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	1,169,775	105,149	13,409
Less: allowance for credit losses	(945,379)	(14,881)	(1,897)
Accounts receivable, net	224,396	90,268	11,512

Schedule of allowance for doubtful accounts and credit losses
The movement of allowance for credit losses was as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	966,947	945,379	120,553
Write off	—	(928,500)	(118,401)
Addition	691	-	-
Recovery	(22,259)	(1,998)	(255)
Ending balance	945,379	14,881	1,897